INITIAL PUBLIC OFFERING (Details Narrative) - DT Cloud Star Acquisition Corp [Member]	Jul. 26, 2024 $ / shares shares
IPO [Member]
Subsidiary, Sale of Stock [Line Items]
Sale of units | shares	6,900,000
Share price per share | $ / shares	$ 10.00
Units description	Each Unit will consist of one ordinary share and one Public Right. Each whole Public Right will entitle the holder to receive one-ninth (1/9) ordinary share upon consummation of initial business combination.
Over-Allotment Option [Member]
Subsidiary, Sale of Stock [Line Items]
Sale of units | shares	900,000
Share price per share | $ / shares	$ 10.00